SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
  Furniture and fixtures  straight line over 4 Years
  Office and communications equipment  straight line over 4 Years
  Vehicles  straight line over 4 Years
  Field camps and equipment  straight line over 4 Years
  Right-of-use asset straight line over the shorter of the estimated useful life of the asset or the lease term
  Leasehold improvements  straight line over the lease term
  Buildings straight line over 25 Years